COMMITMENTS ANDCONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Nuclear Insurance

The current levels of nuclear property insurance coverage for Dominion Energy’s and Virginia Power’s nuclear units are as follows:

Coverage
(billions)
Dominion Energy
Millstone	$1.70
Kewaunee	1.06
Virginia Power(1)
Surry	$1.70
North Anna	1.70

(1)	Surry and North Anna share a blanket property limit of $200 million.

Lease Commitments

Future minimum lease payments under noncancelable operating and capital leases that have initial or remaining lease terms in excess of one year as of December 31, 2017 are as follows:

	2018	2019	2020	2021	2022	Thereafter	Total
(millions)
Dominion Energy(1)	$68	$63	$56	$48	$39	$361	$635
Virginia Power	$34	$31	$27	$22	$15	$ 28	$157
Dominion Energy Gas	$15	$13	$10	$9	$7	$ 41	$95

(1)	Amounts include a lease agreement for the Dominion Energy Questar corporate office, which is accounted for as a capital lease. At December 31, 2017 and 2016, the Consolidated Balance Sheets include $27 million and $30 million, respectively, in property, plant and equipment and $33 million and $35 million, respectively, in other deferred credits and other liabilities. The Consolidated Statements of Income include $3 million and less than $1 million recorded in depreciation, depletion and amortization for the years ended December 31, 2017 and 2016.

Schedule Of Subsidiary Guarantees

At December 31, 2017, Dominion Energy had issued the following subsidiary guarantees:

Maximum Exposure
(millions)

Commodity transactions(1)	$2,027
Nuclear obligations(2)	227
Cove Point(3)	1,900
Solar(4)	1,064
Other(5)	553
Total(6)	$5,771

(1)	Guarantees related to commodity commitments of certain subsidiaries. These guarantees were provided to counterparties in order to facilitate physical and financial transaction related commodities and services.
(2)	Guarantees related to certain DGI subsidiaries’ regarding all aspects of running a nuclear facility.
(3)	Guarantees related to Cove Point, in support of terminal services, transportation and construction. Cove Point has two guarantees that have no maximum limit and, therefore, are not included in this amount.
(4)	Includes guarantees to facilitate the development of solar projects. Also includes guarantees entered into by DGI on behalf of certain subsidiaries to facilitate the acquisition and development of solar projects.
(5)	Guarantees related to other miscellaneous contractual obligations such as leases, environmental obligations, construction projects and insurance programs. Due to the uncertainty of worker’s compensation claims, the parental guarantee has no stated limit. Also included are guarantees related to certain DGI subsidiaries’ obligations for equity capital contributions and energy generation associated with Fowler Ridge and NedPower. As of December 31, 2017, Dominion Energy’s maximum remaining cumulative exposure under these equity funding agreements is $17 million through 2019 and its maximum annual future contributions could range from approximately $4 million to $14 million.
(6)	Excludes Dominion Energy’s guarantee for the construction of the new corporate office property discussed further within Lease Commitments above.

Virginia Electric and Power Company
Long-term Purchase Commitment

At December 31, 2017, Virginia Power had the following long-term commitments that are noncancelable or are cancelable only under certain conditions, and that a third party has used to secure financing for the facility that will provide the contracted goods or services:

	2018	2019	2020	2021	2022	Thereafter	Total
(millions)

Purchased electric capacity(1)	$93	$61	$52	$46	$—	$—	$252

(1)	Commitments represent estimated amounts payable for capacity under a power purchase contract with a qualifying facility and an independent power producer, which ends in 2021. Capacity payments under the contract are generally based on fixed dollar amounts per month, subject to escalation using broad-based economic indices. At December 31, 2017, the present value of Virginia Power’s total commitment for capacity payments is $221 million. Capacity payments totaled $114 million, $248 million, and $305 million, and energy payments totaled $72 million, $126 million, and $198 million for the years ended 2017, 2016 and 2015, respectively.